Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 16,208,122	$ 16,439,276	$ 21,105,141
Costs, expenses and other:
Cost of products sold (Notes 2, 6 and 20)	14,182,215	15,325,386	19,255,904
Marketing, administrative and other expenses (Note 20)	596,761	458,989	520,805
Equity in earnings of unconsolidated affiliates	(38,757)	(5,329)	(13,505)
Impairments and losses on assets (Notes 7, 9 and 24)		244,833	25,393
Interest expense, net (Notes 7, 18 and 19)	169,244	173,531	169,256
Costs, expenses and other, total	14,909,463	16,197,410	19,957,853
Earnings before income taxes and noncontrolling interests	1,298,659	241,866	1,147,288
Provision for income taxes (Notes 2, 19 and 24)	398,243	48,836	368,724
Net earnings (Note 2)	900,416	193,030	778,564
Earnings attributable to noncontrolling interests (Notes 2 and 6)	104,145	112,306	99,227
Net earnings attributable to Nucor stockholders (Note 2)	$ 796,271	$ 80,724	$ 679,337
Net earnings per share (Note 2 and 21):
Basic	$ 2.48	$ 0.25	$ 2.12
Diluted	$ 2.48	$ 0.25	$ 2.11